Compensation of the Management Board and the supervisory board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Key management personnel
Total		€ 669,000	€ 626,000
Fixed compensation		463,000	439,000
Compensation to committees		206,000	187,000
Variable performance-related compensation		0	0
Attendance fees	$ 3,500	2,900
General Partner
Key management personnel
Total		943,000	937,000
Fixed compensation		425,000	432,000
Compensation to committees		518,000	505,000
Variable performance-related compensation		€ 0	€ 0